Shareholder Report, Holdings (Details) - The BeeHive ETF	Jun. 30, 2025
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Intercontinental Exchange, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Aon PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mondelez International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%